Schedule of Earnings (loss) per common share (Details)	12 Months Ended
Feb. 28, 2017 CAD
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 1	CAD (3,103,321)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 2	(3,919,581)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 3	(3,834,724)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 4	(3,406,368)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 5	2,616,297
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 6	4,170,306
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 7	(6,509,689)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 8	(1,303,284)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 9	335,582
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 10	0
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 11	0
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 12	(196,428)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 13	(6,509,689)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 14	(1,303,284)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 15	CAD 139,154
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 16	(1.10)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 17	(1.36)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 18	(1.31)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 19	(1.21)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 20	0.91
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 21	1.42
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 22	(2.31)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 23	(0.45)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 24	0.11
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 25	(1.10)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 26	(1.36)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 27	(1.26)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 28	(1.21)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 29	0.91
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 30	1.30
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 31	(2.31)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 32	(0.45)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 33	0.04